Corporate debt, Repayment schedule (Details) $ in Thousands, € in Millions	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)
Repayment schedule [Abstract]
Corporate debt	$ 1,030,079	$ 993,725
Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	16,925
Between January and September 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	4,026
Between October and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2021 [Member]
Repayment schedule [Abstract]
Corporate debt		23,648
2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2023 [Member]
Repayment schedule [Abstract]
Corporate debt	15,561	2,036
2024 [Member]
Repayment schedule [Abstract]
Corporate debt	1,930	2,036
2025 [member]
Repayment schedule [Abstract]
Corporate debt	105,857	448,133
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	885,780	517,872
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	20	41
2017 Credit Facility [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	20
2017 Credit Facility [Member] | Between January and September 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between October and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		41
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	13,643
Revolving Credit Facility [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	12
Revolving Credit Facility [Member] | Between January and September 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Between October and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	13,631
Revolving Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	13,288	21,224
Commercial Paper [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	9,262
Commercial Paper [Member] | Between January and September 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	4,026
Commercial Paper [Member] | Between October and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		21,224
Commercial Paper [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Commercial Paper [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	333,351	351,315
2020 Green Private Placement [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	329
2020 Green Private Placement [Member] | Between January and September 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Between October and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		289
2020 Green Private Placement [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Green Private Placement [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	333,022	351,026
Note Issuance Facility 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	158,551	166,846
Note Issuance Facility 2020 [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | Between January and September 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | Between October and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2020 [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2020 [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	158,551	166,846
Green Exchangeable Notes [Member]
Repayment schedule [Abstract]
Corporate debt	104,930	104,227
Green Exchangeable Notes [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	967
Green Exchangeable Notes [Member] | Between January and September 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | Between October and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		2,083
Green Exchangeable Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Green Exchangeable Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	103,963	102,144
Green Exchangeable Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Bank Loan [Member]
Repayment schedule [Abstract]
Corporate debt	5,764	6,073	$ 5,800	€ 5
Bank Loan [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	10
Bank Loan [Member] | Between January and September 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Bank Loan [Member] | Between October and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Bank Loan [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		11
Bank Loan [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Bank Loan [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	1,930	2,036
Bank Loan [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	1,930	2,036
Bank Loan [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	1,894	1,990
Bank Loan [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member]
Repayment schedule [Abstract]
Corporate debt	400,532
Green Senior Notes [Member] | Remainder of 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	6,325
Green Senior Notes [Member] | Between January and September 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | Between October and December 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 394,207
Note Issuance Facility 2019 [Member]
Repayment schedule [Abstract]
Corporate debt		343,999
Note Issuance Facility 2019 [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2019 [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2019 [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2019 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2019 [Member] | 2025 [member]
Repayment schedule [Abstract]
Corporate debt		343,999
Note Issuance Facility 2019 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt		$ 0